Note 17 - Changes in Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Currency
	Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Other comprehensive loss before reclassifications	(6,428)	(6,428)
Amounts reclassified from AOCI	-	-
Net change in other comprehensive loss	(6,428)	(6,428)
Balance, at December 31, 2013	$6,688	$6,688